Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Proceeds from Sale of Property, Plant, and Equipment	$ 390,600				$ 2,500,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 33,100				1,735,000
Description of deferred revenue recognized				We had deferred revenue of $4.4 million and $10.4 million related to contractual commitments with customers where the performance obligation will be satisfied over time, which ranges from one to two years as of December 31, 2021 and 2020, respectively.
Deferred revenue		$ 4,173,000		$ 4,438,000	$ 10,382,000